UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09135

Nuveen New York Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            9/30

Date of reporting period:         12/31/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen New York Dividend Advantage Municipal Fund (NAN)
	December 31, 2010
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Discretionary – 2.8% (1.9% of Total Investments)
$ 950	New York City Industrial Development Agency, New York, Liberty Revenue Bonds,	9/15 at 100.00	BB+	$ 794,153
	IAC/InterActiveCorp, Series 2005, 5.000%, 9/01/35
3,600	Seneca Nation of Indians Capital Improvements Authority, New York, Special Obligation Bonds,	6/17 at 100.00	BB	2,863,116
	Series 2007A, 5.000%, 12/01/23
4,550	Total Consumer Discretionary			3,657,269
	Consumer Staples – 3.3% (2.3% of Total Investments)
265	New York Counties Tobacco Trust II, Tobacco Settlement Pass-Through Bonds, Series 2001,	6/11 at 101.00	BBB	240,278
	5.250%, 6/01/25
760	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	714,324
	Series 2002, 5.375%, 5/15/33
200	Rensselaer Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed	6/12 at 100.00	BBB	180,402
	Bonds, Series 2001A, 5.200%, 6/01/25
	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
770	4.750%, 6/01/22	6/16 at 100.00	BBB	736,582
2,625	5.000%, 6/01/26	6/16 at 100.00	BBB	2,443,140
4,620	Total Consumer Staples			4,314,726
	Education and Civic Organizations – 18.2% (12.3% of Total Investments)
380	Albany Industrial Development Agency, New York, Revenue Bonds, Albany Law School, Series	7/17 at 100.00	BBB	348,076
	2007A, 5.000%, 7/01/31
160	Albany Industrial Development Agency, New York, Revenue Bonds, Brighter Choice Charter	4/17 at 100.00	N/R	123,987
	Schools, Series 2007A, 5.000%, 4/01/37
1,725	Brooklyn Areba Local Development Corporation, New York, Payment in Lieu of Taxes Revenue	No Opt. Call	BBB–	1,742,957
	Bonds, Barclays Center Project, Series 2009, 6.250%, 7/15/40
120	Cattaraugus County Industrial Development Agency, New York, Revenue Bonds, St. Bonaventure	5/16 at 100.00	BBB–	114,359
	University, Series 2006, 5.000%, 5/01/23
1,635	Dormitory Authority of the State of New York, General Revenue Bonds, Manhattan College, Series	7/17 at 100.00	N/R	1,375,493
	2007A, 5.000%, 7/01/41 – RAAI Insured
1,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	No Opt. Call	Aa2	1,072,660
	Facilities, Series 2003B, 5.250%, 7/01/32 (Mandatory put 7/01/13) – SYNCORA GTY Insured
705	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/15 at 100.00	Aa2	718,353
	Facilities, Series 2004A, 5.000%, 7/01/29 – NPFG Insured
195	Dormitory Authority of the State of New York, Revenue Bonds, Fashion Institute of Technology,	7/12 at 100.00	AA+	197,631
	Series 2000, 5.375%, 7/01/20 – AGM Insured
700	Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series	7/20 at 100.00	A–	702,079
	2010, 5.250%, 7/01/30
680	Dormitory Authority of the State of New York, Revenue Bonds, St. Joseph’s College, Series	7/20 at 100.00	Baa1	640,716
	2010, 5.250%, 7/01/35
1,630	Dutchess County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bard	8/17 at 100.00	Baa1	1,352,982
	College Project, Series 2007-A2, 4.500%, 8/01/36
370	Hempstead Town Industrial Development Agency, New York, Revenue Bonds, Adelphi University,	10/15 at 100.00	A	354,271
	Civic Facility Project, Series 2005, 5.000%, 10/01/35
250	Hempstead Town Local Development Corporation, New York, Revenue Bonds, Adelphi University	2/19 at 100.00	A	248,898
	Project, Series 2009B, 5.250%, 2/01/39
1,085	Hempstead Town Local Development Corporation, New York, Revenue Bonds, Molloy College Project,	7/19 at 100.00	BBB+	1,095,893
	Series 2009, 5.750%, 7/01/39
3,070	Monroe County Industrial Development Agency, New York, Civic Facility Revenue Bonds, St. John	6/11 at 100.00	N/R	2,987,233
	Fisher College, Series 1999, 5.375%, 6/01/24 – RAAI Insured
330	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, St.	10/14 at 100.00	A–	312,424
	Francis College, Series 2004, 5.000%, 10/01/34
1,800	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, YMCA of	2/11 at 100.00	A–	1,800,864
	Greater New York, Series 2002, 5.250%, 8/01/21
	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball
	Stadium Project, Series 2006:
160	5.000%, 1/01/36 – AMBAC Insured	1/17 at 100.00	BB+	133,899
1,000	5.000%, 1/01/39 – AMBAC Insured	1/17 at 100.00	BB+	826,020
1,630	4.750%, 1/01/42 – AMBAC Insured	1/17 at 100.00	BB+	1,270,275
2,240	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium	9/16 at 100.00	BBB–	1,854,765
	Project, Series 2006, 4.500%, 3/01/39 – FGIC Insured
2,000	New York Liberty Development Corporation, Second Priority Liberty Revenue Refunding Bonds,	1/20 at 100.00	AA	2,041,840
	Bank of America Tower at One Bryant Park Project, Series 2010, 5.625%, 1/15/46
1,500	Niagara County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Niagara	11/11 at 101.00	BBB	1,504,035
	University, Series 2001A, 5.350%, 11/01/23 – RAAI Insured
245	Seneca County Industrial Development Authority, New York, Revenue Bonds, New York Chiropractic	10/17 at 100.00	BBB	228,632
	College, Series 2007, 5.000%, 10/01/27
535	Troy Capital Resource Corporation, New York, Revenue Bonds, Rensselaer Polytechnic Institute,	9/20 at 100.00	A	508,774
	Series 2010A, 5.125%, 9/01/40
25,145	Total Education and Civic Organizations			23,557,116
	Financials – 2.2% (1.4% of Total Investments)
1,100	Liberty Development Corporation, New York, Goldman Sachs Headquarter Revenue Bonds, Series	No Opt. Call	A1	1,070,201
	2005, 5.250%, 10/01/35
1,740	Liberty Development Corporation, New York, Goldman Sachs Headquarters Revenue Bonds Series	No Opt. Call	A1	1,744,698
	2007, 5.500%, 10/01/37
2,840	Total Financials			2,814,899
	Health Care – 29.8% (20.2% of Total Investments)
1,785	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds,	2/11 at 100.00	Baa1	1,786,464
	Memorial Hospital of William F. and Gertrude F. Jones Inc., Series 1999, 5.250%, 8/01/19 –
	NPFG Insured
4,825	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds,	2/11 at 100.50	N/R	4,832,431
	Montefiore Medical Center, Series 1999, 5.450%, 8/01/29 – AMBAC Insured
625	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore	2/15 at 100.00	BBB	612,381
	Hospital, Series 2004, 5.000%, 8/01/29 – FGIC Insured
3,600	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, St. Lukes Roosevelt	8/15 at 100.00	N/R	3,261,168
	Hospital, Series 2005, 4.900%, 8/15/31
200	Dormitory Authority of the State of New York, Highland Hospital of Rochester Revenue Bonds,	7/20 at 100.00	A2	192,002
	Series 2010, 5.200%, 7/01/32
	Dormitory Authority of the State of New York, Insured Revenue Bonds, Franciscan Health
	Partnership Obligated Group – Frances Shervier Home and Hospital, Series 1997:
2,000	5.500%, 7/01/17 – RAAI Insured	1/11 at 100.00	A3	2,001,260
2,000	5.500%, 7/01/27 – RAAI Insured	1/11 at 100.00	A3	1,914,320
2,000	Dormitory Authority of the State of New York, Revenue Bonds, Catholic Health Services of Long	1/11 at 101.00	A3	2,020,160
	Island Obligated Group – St. Catherine of Siena Medical Center, Series 2000A, 6.500%, 7/01/20
	Dormitory Authority of the State of New York, Revenue Bonds, Lenox Hill Hospital Obligated
	Group, Series 2001:
1,165	5.375%, 7/01/20	7/11 at 101.00	Baa3	1,167,237
500	5.500%, 7/01/30	7/11 at 101.00	Baa3	480,365
3,160	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan Kettering Cancer	7/16 at 100.00	AA	3,073,005
	Center, Series 2006, 5.000%, 7/01/35 (UB)
1,375	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian	8/14 at 100.00	AA+	1,482,456
	Hospital, Series 2004A, 5.250%, 8/15/15 – AGM Insured
1,000	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish	11/16 at 100.00	Baa1	944,100
	Obligated Group, Series 2005A, 5.000%, 11/01/34
2,000	Dormitory Authority of the State of New York, Revenue Bonds, NYU Hospitals Center, Series	7/17 at 100.00	BBB+	1,958,220
	2007B, 5.625%, 7/01/37
500	Dormitory Authority of the State of New York, Revenue Bonds, South Nassau Communities	7/13 at 100.00	Baa1	502,775
	Hospital, Series 2003B, 5.500%, 7/01/23
600	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop-South Nassau University	7/13 at 100.00	Baa1	572,376
	Hospital Association, Series 2003A, 5.500%, 7/01/32
420	Livingston County Industrial Development Agency, New York, Civic Facility Revenue Bonds,	1/11 at 100.00	BB	368,416
	Nicholas H. Noyes Hospital, Series 2005, 6.000%, 7/01/30
	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Oneida
	Health System, Series 2007A:
410	5.250%, 2/01/27	No Opt. Call	BBB–	358,570
360	5.500%, 2/01/32	No Opt. Call	BBB–	314,132
715	Monroe County Industrial Development Corporation, New York, FHA Insured Mortgage Revenue	2/21 at 100.00	Aa2	767,488
	Bonds, Unity Hospital of Rochestor Project, Series 2010, 5.750%, 8/15/35
1,750	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds, Series	2/13 at 100.00	Aa3	1,798,493
	2003A, 5.250%, 2/15/22 – AMBAC Insured
555	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Staten	7/12 at 100.00	Baa3	554,184
	Island University Hospital, Series 2001B, 6.375%, 7/01/31
100	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Staten	7/12 at 101.00	Baa3	100,034
	Island University Hospital, Series 2002C, 6.450%, 7/01/32
3,775	Ulster County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Kingston	2/11 at 100.50	A2	3,796,216
	Hospital, Series 1999, 5.650%, 11/15/24
2,880	Yates County Industrial Development Agency, New York, FHA-Insured Civic Facility Mortgage	2/11 at 100.50	N/R	2,905,862
	Revenue Bonds, Soldiers and Sailors Memorial Hospital, Series 1999A, 5.650%, 2/01/39
950	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. John’s Riverside Hospital,	7/11 at 101.00	B–	895,337
	Series 2001A, 7.125%, 7/01/31
39,250	Total Health Care			38,659,452
	Housing/Multifamily – 9.0% (6.1% of Total Investments)
400	Canton Capital Resource Corporation, New York, Student Housing Facility Revenue Bonds, Grasse	5/20 at 100.00	AA+	372,384
	River LLC at SUNY Canton Project Series 2010A, 5.000%, 5/01/40
2,585	New York City Housing Development Corporation, New York, Capital Fund Program Revenue Bonds,	7/15 at 100.00	AA+	2,625,559
	Series 2005A, 5.000%, 7/01/25 – NPFG Insured (UB)
3,000	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	5/11 at 101.00	AA	3,006,630
	Series 2001A, 5.500%, 11/01/31
750	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	5/14 at 100.00	AA	750,848
	Series 2004A, 5.250%, 11/01/30
4,000	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	5/19 at 100.00	AA	3,754,440
	Series 2009J, 4.800%, 5/01/36
290	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	5/20 at 100.00	AA	273,276
	Series 2010-D1A, 5.000%, 11/01/42
600	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Series 2009B,	5/19 at 100.00	Aa2	556,032
	4.500%, 11/01/29
405	New York State Housing Finance Agency, Affordable Housing Revenue, Series 2007A, 5.250%,	11/17 at 100.00	Aa2	380,218
	11/01/38 (Alternative Minimum Tax)
12,030	Total Housing/Multifamily			11,719,387
	Housing/Single Family – 4.0% (2.7% of Total Investments)
645	Guam Housing Corporation, Mortgage-Backed Securities Program Single Family Mortgage Revenue	No Opt. Call	N/R	669,581
	Bonds, Series 1998A, 5.750%, 9/01/31 (Alternative Minimum Tax)
485	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, 2007 Series 145, 5.125%,	4/17 at 100.00	Aa1	455,764
	10/01/37 (Alternative Minimum Tax)
1,350	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 130, 4.650%, 4/01/27	4/15 at 100.00	Aa1	1,262,358
	(Alternative Minimum Tax)
510	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 148, 2007, 5.200%,	10/17 at 100.00	Aa1	493,828
	10/01/32 (Alternative Minimum Tax)
1,370	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 82, 5.650%, 4/01/30	4/11 at 100.00	Aa1	1,370,123
	(Alternative Minimum Tax)
840	New York State Mortgage Agency, Mortgage Revenue Bonds, Thirty-Third Series A, 4.750%, 4/01/23	4/13 at 101.00	Aaa	835,699
	(Alternative Minimum Tax)
5,200	Total Housing/Single Family			5,087,353
	Long-Term Care – 5.8% (3.9% of Total Investments)
2,000	Dormitory Authority of the State of New York, FHA-Insured Nursing Home Mortgage Revenue Bonds,	2/15 at 100.00	AA	1,900,340
	Gurwin Jewish Geriatric Center of Long Island, Series 2005A, 4.900%, 2/15/41
600	Dormitory Authority of the State of New York, GNMA Collateralized Revenue Bonds, Cabrini of	2/17 at 103.00	A–	561,342
	Westchester Project, Series 2006, 5.200%, 2/15/41
375	Dormitory Authority of the State of New York, Non-State Supported Debt, Ozanam Hall of Queens	11/16 at 100.00	Baa3	333,975
	Nursing Home Revenue Bonds, Series 2006, 5.000%, 11/01/31
250	Dormitory Authority of the State of New York, Revenue Bonds, Providence Rest, Series 2005,	7/15 at 100.00	N/R	156,525
	5.000%, 7/01/35 – ACA Insured
905	East Rochester Housing Authority, New York, Senior Living Revenue Bonds, Woodland Village	8/16 at 101.00	N/R	731,086
	Project, Series 2006, 5.500%, 8/01/33
255	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	7/11 at 101.00	N/R	260,355
	Needs Facilities Pooled Program, Series 2000, 8.125%, 7/01/19
750	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	7/11 at 101.00	N/R	759,293
	Needs Facilities Pooled Program, Series 2001A-1, 7.250%, 7/01/16
	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special
	Needs Facilities Pooled Program, Series 2008A-1:
1,140	5.500%, 7/01/18	7/16 at 101.00	N/R	1,031,267
635	5.800%, 7/01/23	7/16 at 101.00	N/R	556,165
1,175	Yonkers Industrial Development Agency, New York, FHA-Insured Mortgage Revenue Bonds, Michael	2/11 at 100.00	Baa1	1,175,329
	Malotz Skilled Nursing Pavilion, Series 1999, 5.450%, 2/01/29 – NPFG Insured
8,085	Total Long-Term Care			7,465,677
	Materials – 0.3% (0.2% of Total Investments)
330	Jefferson County Industrial Development Agency, New York, Solid Waste Disposal Revenue Bonds,	12/13 at 100.00	BBB	316,411
	International Paper Company Project, Series 2003A, 5.200%, 12/01/20 (Alternative Minimum Tax)
	Tax Obligation/General – 12.0% (8.1% of Total Investments)
2,000	New York City, New York, General Obligation Bonds, Fiscal 2010 Series C, 5.000%, 8/01/23	8/19 at 100.00	AA	2,119,860
3,700	New York City, New York, General Obligation Bonds, Fiscal Series 2007A, 5.000%, 8/01/25	8/16 at 100.00	AA	3,817,586
1,000	New York City, New York, General Obligation Bonds, Series 2004C-1, 5.250%, 8/15/16 (UB)	8/14 at 100.00	AA	1,099,670
6,590	New York City, New York, General Obligation Bonds, Series 2007D-1, 5.125%, 12/01/25 (UB)	12/17 at 100.00	AA	6,850,503
	Rochester, New York, General Obligation Bonds, Series 1999:
720	5.250%, 10/01/18 – NPFG Insured	No Opt. Call	Aa3	818,287
720	5.250%, 10/01/19 – NPFG Insured	No Opt. Call	Aa3	811,447
14,730	Total Tax Obligation/General			15,517,353
	Tax Obligation/Limited – 33.1% (22.4% of Total Investments)
1,000	Battery Park City Authority, New York, Senior Revenue Bonds, Series 2003A, 5.250%, 11/01/21	11/13 at 100.00	AAA	1,079,690
590	Dormitory Authority of the State of New York, Department of Health Revenue Bonds, Series	7/15 at 100.00	AA–	611,004
	2005A, 5.250%, 7/01/24 – CIFG Insured
1,850	Dormitory Authority of the State of New York, Secured Hospital Revenue Refunding Bonds,	2/11 at 100.00	AA–	1,851,369
	Wyckoff Heights Medical Center, Series 1998H, 5.300%, 8/15/21 – NPFG Insured
185	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	194,167
	2005F, 5.000%, 3/15/21 – AGM Insured
550	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo	5/14 at 100.00	AA+	564,751
	City School District, Series 2004, 5.750%, 5/01/26 – AGM Insured (UB)
	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2002A:
2,000	5.250%, 11/15/25 – AGM Insured	11/12 at 100.00	AA+	2,042,420
2,000	5.000%, 11/15/30	11/12 at 100.00	AA	2,000,940
1,000	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds,	7/12 at 100.00	AA–	998,250
	Series 2002A, 5.125%, 1/01/29
1,130	Monroe Newpower Corporation, New York, Power Facilities Revenue Bonds, Series 2003,	1/13 at 102.00	BBB	1,003,700
	5.500%, 1/01/34
	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local
	Government Assistance Corporation, Series 2004A:
1,100	5.000%, 10/15/25 – NPFG Insured (UB)	10/14 at 100.00	AAA	1,135,992
810	5.000%, 10/15/26 – NPFG Insured (UB)	10/14 at 100.00	AAA	830,201
2,375	5.000%, 10/15/29 – AMBAC Insured (UB)	10/14 at 100.00	AAA	2,402,170
2,100	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal	1/17 at 100.00	AA–	2,126,691
	Series 2007S-2, 5.000%, 1/15/28 – FGIC Insured
1,670	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	2/13 at 100.00	AAA	1,763,553
	Series 2003E, 5.000%, 2/01/23 – FGIC Insured
2,115	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	11/17 at 100.00	AAA	2,193,488
	Series 2007C-1, 5.000%, 11/01/27
1,000	New York State Environmental Facilities Corporation, Infrastructure Revenue Bonds, Series	3/14 at 100.00	AA–	1,033,460
	2003A, 5.000%, 3/15/21
2,920	New York State Environmental Facilities Corporation, State Personal Income Tax Revenue Bonds,	12/17 at 100.00	AAA	3,030,142
	Series 2008A, 5.000%, 12/15/26 (UB)
1,190	New York State Housing Finance Agency, State Personal Income Tax Revenue Bonds, Economic	9/15 at 100.00	AAA	1,190,155
	Development and Housing, Series 2006A, 5.000%, 3/15/36
1,000	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series	10/15 at 100.00	AA	1,049,520
	2005B, 5.000%, 4/01/21 – AMBAC Insured
3,400	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2005B,	No Opt. Call	AA	3,912,890
	5.500%, 4/01/20 – AMBAC Insured (UB)
1,625	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2007,	10/17 at 100.00	AA	1,666,503
	5.000%, 4/01/27
	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series 2010A:
510	5.000%, 3/15/29	9/20 at 100.00	AAA	524,785
1,000	5.000%, 3/15/30	9/20 at 100.00	AAA	1,019,580
	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and
	State Contingency Contract-Backed Bonds, Series 2003A-1:
4,000	5.250%, 6/01/20 – AMBAC Insured	6/13 at 100.00	AA–	4,258,440
2,000	5.250%, 6/01/22 – AMBAC Insured	6/13 at 100.00	AA–	2,060,180
1,000	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and	6/13 at 100.00	AA–	1,055,610
	State Contingency Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/21
1,330	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Tender	3/17 at 100.00	AAA	1,330,758
	Option Bond Trust 09-6W, 12.635%, 3/15/37 (IF)
41,450	Total Tax Obligation/Limited			42,930,409
	Transportation – 16.5% (11.1% of Total Investments)
310	Albany Parking Authority, New York, Revenue Bonds, Series 2001A, 5.625%, 7/15/25	7/11 at 101.00	BBB+	311,485
3,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2007B,	11/17 at 100.00	A	2,875,590
	5.000%, 11/15/33
1,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2010D,	11/20 at 100.00	A	957,610
	5.000%, 11/15/34
1,000	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds,	11/12 at 100.00	A	1,016,940
	Series 2002A, 5.125%, 11/15/22 – FGIC Insured
1,750	New York City Industrial Development Agency, New York, American Airlines-JFK International	8/16 at 101.00	B–	1,828,960
	Airport Special Facility Revenue Bonds, Series 2005, 7.750%, 8/01/31 (Alternative Minimum Tax)
	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx
	Parking Development Company, LLC Project, Series 2007:
200	5.750%, 10/01/37	10/17 at 100.00	N/R	126,314
2,000	5.875%, 10/01/46	10/17 at 102.00	N/R	1,246,560
105	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds,	6/11 at 100.00	BB–	81,160
	British Airways PLC, Series 1998, 5.250%, 12/01/32 (Alternative Minimum Tax)
1,000	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, JFK	8/12 at 101.00	B–	1,031,590
	Airport – American Airlines Inc., Series 2002B, 8.500%, 8/01/28 (Alternative Minimum Tax)
900	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds,	1/16 at 100.00	A3	897,516
	Terminal One Group JFK Project, Series 2005, 5.500%, 1/01/24 (Alternative Minimum Tax)
	New York City Industrial Development Authority, New York, JetBlue,:
450	5.000%, 5/15/20 (Alternative Minimum Tax)	5/12 at 100.00	B–	393,647
1,000	5.125%, 5/15/30 (Alternative Minimum Tax)	5/12 at 100.00	B–	809,050
160	New York State Thruway Authority, General Revenue Bonds, Series 2005F, 5.000%, 1/01/30 –	1/15 at 100.00	A+	159,902
	AMBAC Insured
700	New York State Thruway Authority, General Revenue Bonds, Series 2005G, 5.000%, 1/01/30 – AGM	7/15 at 100.00	AA+	709,422
	Insured (UB)
500	Niagara Frontier Airport Authority, New York, Airport Revenue Bonds, Buffalo Niagara	4/11 at 100.00	Baa1	482,275
	International Airport, Series 1999A, 5.625%, 4/01/29 – NPFG Insured (Alternative Minimum Tax)
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth
	Series 2005:
1,300	5.000%, 12/01/28 – SYNCORA GTY Insured	6/15 at 101.00	Aa2	1,326,026
615	5.000%, 12/01/31 – SYNCORA GTY Insured	6/15 at 101.00	Aa2	617,153
440	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty	8/17 at 100.00	AA+	436,445
	Eighth Series 2007, Trust 2920, 16.944%, 8/15/32 – AGM Insured (IF)
1,470	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/20 at 100.00	BBB–	1,460,357
	Terminal LLC Project, Eigth Series 2010, 6.000%, 12/01/36
1,000	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Series 2001A,	1/12 at 100.00	Aa2	1,040,440
	5.250%, 1/01/16
2,500	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Refunding Bonds,	11/12 at 100.00	Aa2	2,592,550
	Series 2002B, 5.000%, 11/15/21
1,000	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue	No Opt. Call	Aa2	1,004,400
	Refunding Bonds, Tender Option Bond Trust 1184, 9.085%, 5/15/16 (IF)
22,400	Total Transportation			21,405,392
	U.S. Guaranteed – 1.8% (1.2% of Total Investments) (4)
390	Albany Parking Authority, New York, Revenue Bonds, Series 2001A, 5.625%, 7/15/25	7/11 at 101.00	BBB+ (4)	405,159
	(Pre-refunded 7/15/11)
535	Metropolitan Transportation Authority, New York, Commuter Facilities Revenue Bonds, Series	1/11 at 100.00	N/R (4)	536,600
	1997B, 5.000%, 7/01/20 – AMBAC Insured (ETM)
1,400	Yonkers Industrial Development Agency, New York, Revenue Bonds, Community Development	2/11 at 100.00	BBB– (4)	1,406,972
	Properties – Yonkers Inc. Project, Series 2001A, 6.625%, 2/01/26 (Pre-refunded 2/01/11)
2,325	Total U.S. Guaranteed			2,348,731
	Utilities – 6.6% (4.5% of Total Investments)
1,300	Chautauqua County Industrial Development Agency, New York, Exempt Facility Revenue Bonds, NRG	2/20 at 100.00	Baa3	1,258,881
	Dunkirk Power Project, Series 2009, 5.875%, 4/01/42
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
2,500	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	A–	2,554,100
500	5.000%, 12/01/24 – FGIC Insured	6/16 at 100.00	A–	508,275
1,400	Nassau County Industrial Development Authority, New York, Keyspan Glenwood Energy Project,	6/13 at 100.00	A–	1,378,006
	Series 2003, 5.250%, 6/01/27 (Alternative Minimum Tax)
250	Niagara County Industrial Development Agency, New York, Solid Waste Disposal Facility Revenue	11/11 at 101.00	Baa2	254,578
	Bonds, American Ref-Fuel Company of Niagara LP, Series 2001C, 5.625%, 11/15/24 (Mandatory
	put 11/15/14) (Alternative Minimum Tax)
600	Niagara County Industrial Development Agency, New York, Solid Waste Disposal Facility Revenue	11/11 at 101.00	Baa2	609,720
	Refunding Bonds, American Ref-Fuel Company of Niagara LP, Series 2001B, 5.550%, 11/15/24
	(Mandatory put 11/15/13) (Alternative Minimum Tax)
2,000	Power Authority of the State of New York, General Revenue Bonds, Series 2000A,
	5.250%, 11/15/30	5/11 at 100.00	Aa2	2,004,980
8,550	Total Utilities			8,568,540
	Water and Sewer – 2.5% (1.7% of Total Investments)
2,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	6/19 at 100.00	AA+	2,071,780
	Bonds, Second Generation Resolution, Fiscal 2010 Series 2009BB, 5.000%, 6/15/27
1,130	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/12 at 100.00	AAA	1,199,263
	Bonds, Fiscal Series 2003A, 5.375%, 6/15/19
3,130	Total Water and Sewer			3,271,043
$ 194,635	Total Investments (cost $195,148,026) – 147.9%			191,633,758
	Floating Rate Obligations – (13.7)%			(17,735,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (42.7)% (5)			(55,360,000)
	Other Assets Less Liabilities – 8.5%			11,069,073
	Net Assets Applicable to Common Shares – 100%			$ 129,607,831

Fair Value Measurements

In determining the fair value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of December 31, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$191,633,758	$ —	$191,633,758

During the period ended December 31, 2010, the Fund recognized no significant transfers to/from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At December 31, 2010, the cost of investments was $177,280,827.

Gross unrealized appreciation and gross unrealized depreciation of investments at December 31, 2010, were as follows:

Gross unrealized:
Appreciation	$ 2,176,934
Depreciation	(5,561,298)
Net unrealized appreciation (depreciation) of investments	$(3,384,364)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc.
(“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	MuniFund Term Preferred Shares, at Liquidation Value as percentage of Total Investments is 28.9%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen New York Dividend Advantage Municipal Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         March 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         March 1, 2011

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         March 1, 2011